Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Shanda Games [Member] USD ($)	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY
ASSETS
Cash and cash equivalents	$ 144,971	877,613	$ 352,243	2,132,374	1,895,795	2,237,058	$ 3,161	19,138	$ 21,558	130,506	29,127	283,205
Prepayments and other current assets	39,304	237,937		193,164			761	4,607		3,348
Other receivables due from related parties	11,761	71,198		2,901,378			393	2,376		1,036,060
Investment in subsidiaries							921,695	5,579,664		6,883,560
Total assets	846,990	5,127,433		8,816,499			926,010	5,605,785		8,053,474
LIABILITIES
Other payables and accruals	73,352	444,051		644,492			139	823		1,162
Other payables due to related parties							826,816	5,005,298		3,620,316
Dividends payable	777	4,704		11,489			777	4,704		11,489
Current liabilities	616,706	3,733,356		4,162,484			827,732	5,010,825		3,632,967
Total liabilities	695,135	4,208,135		4,328,711			827,732	5,010,825		3,632,967
Shareholders' Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 131,860,314 and 127,521,446 issued and outstanding as of December 31, 2012 and 2013)	1,573	9,523		9,796			1,573	9,523		9,796
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2012 and 2013)	4,938	29,896		29,896			4,938	29,896		29,896
Additional paid-in capital	1,568	9,491		1,650,977			1,568	9,491		1,650,977
Accumulated other comprehensive loss	(4,016)	(24,313)		(38,322)			(4,016)	(24,313)		(38,322)
Retained earnings							94,215	570,363		2,768,160
Total Shanda Games Limited shareholders' equity	98,278	594,960		4,420,507			98,278	594,960		4,420,507
Total liabilities and shareholders' equity	$ 846,990	5,127,433		8,816,499			$ 926,010	5,605,785		8,053,474